Item 1. Schedule of Investments


 T. Rowe Price International Stock Portfolio
 (Unaudited)
 September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares       Value
 (Cost and value in $ 000s)

 AUSTRALIA  1.4%
 Common Stocks  0.8%
 BHP Billiton                                          348,561       3,625

                                                                     3,625

 Preferred Stocks  0.6%
 News Corporation                                      379,569       2,991

                                                                     2,991

 Total Australia (Cost $4,770)                                       6,616

 BELGIUM  0.3%
 Common Stocks  0.3%
 Fortis                                                24,822        590

 UCB                                                   14,909        794

 Total Belgium (Cost $806)                                           1,384

 BRAZIL  1.3%
 Common Stocks  1.3%
 Petrobras ADR (USD)                                   103,720       3,311

 Tele Norte Leste ADR (USD)                            197,800       2,617

 Total Brazil (Cost $4,722)                                          5,928

 CHINA  0.3%
 Common Stocks  0.3%
 China Telecom, 144A (HKD) *                           3,596,000     1,164

 China Telecom (H shares) (HKD)                        1,318,000     427

 Total China (Cost $1,451)                                           1,591

 DENMARK  0.6%
 Common Stocks  0.6%
 Novo Nordisk, Series B                                55,405        3,033

 Total Denmark (Cost $1,679)                                         3,033

 FINLAND  1.0%
 Common Stocks  1.0%
 Nokia                                                 330,523       4,548

 Total Finland (Cost $2,408)                                         4,548

 FRANCE  13.8%
 Common Stocks  13.8%
 AXA                                                   136,344       2,758

 BNP Paribas                                           80,926        5,225

 Compagnie de Saint-Gobain                             57,980        2,976

 Credit Agricole ss.                                   164,829       4,495

 France Telecom *                                      183,600       4,573

 Groupe Danone ss.                                     28,360        2,229

 Hermes International ss.                              17,697        3,356

 L'Oreal                                               23,722        1,554

 Lafarge                                               5,634         493

 LVMH                                                  47,375        3,162

 Sanofi-Aventis ss.                                    79,608        5,773

 Sanofi-Aventis (Restricted shares) ss.                42,288        3,067

 Schneider Electric, Series A                          51,089        3,302

 Societe Generale                                      26,518        2,346

 Societe Television Francaise 1 ss.                    115,950       3,288

 Sodexho Alliance                                      84,079        2,224

 Thomson                                               60,400        1,264

 Total                                                 59,629        12,143

 Vivendi Universal * ss.                               37,736        967

 Total France (Cost $43,857)                                         65,195

 GERMANY  2.7%
 Common Stocks  2.7%
 Allianz                                               12,903        1,299

 Bayer                                                 25,512        698

 Deutsche Bank                                         24,696        1,775

 E.On                                                  17,745        1,309

 Hypo Real Estate *                                    81,960        2,809

 Rhoen-Klinikum                                        18,139        903

 SAP                                                   14,730        2,288

 Siemens                                               23,843        1,753

 Total Germany (Cost $11,070)                                        12,834

 HONG KONG  1.3%
 Common Stocks  1.3%
 Cheung Kong Holdings                                  284,000       2,440

 Li & Fung                                             956,000       1,367

 Sun Hung Kai Properties                               236,000       2,224

 Total Hong Kong (Cost $5,314)                                       6,031

 INDIA  1.3%
 Common Stocks  1.3%
 I-Flex Solutions                                      81,300        1,127

 Infosys Technologies                                  46,800        1,729

 Oil & Natural Gas                                     34,000        551

 Oil & Natural Gas (Regulation S shares) *             21,900        355

 Zee Telefilms                                         748,300       2,476

 Total India (Cost $5,202)                                           6,238

 ISRAEL  0.1%
 Common Stocks  0.1%
 Check Point Software Technologies (USD) *             42,726        725

 Total Israel (Cost $801)                                            725

 ITALY  4.8%
 Common Stocks  4.8%
 Alleanza Assicurazioni ss.                            238,900       2,762

 Banca Intesa                                          291,647       1,108

 Banco Popolare di Verona e Novara                     61,800        1,084

 ENI S.p.A.                                            285,958       6,406

 Mediaset                                              91,519        1,039

 Mediolanum ss.                                        132,055       790

 Telecom Italia                                        123,985       383

 Telecom Italia Mobile                                 525,894       2,834

 Telecom Italia-RNC                                    855,747       1,960

 UniCredito Italiano                                   900,211       4,538

 Total Italy (Cost $14,446)                                          22,904

 JAPAN  21.5%
 Common Stocks  21.5%
 Canon                                                 107,300       5,044

 Credit Saison                                         37,000        1,138

 Dai Nippon Printing ss.                               208,000       2,782

 Daikin Industries                                     64,000        1,548

 Daito Trust Construction ss.                          67,400        2,728

 Daiwa Securities                                      337,000       2,135

 Denso                                                 67,300        1,591

 Fanuc                                                 49,300        2,595

 Fujisawa Pharmaceutical                               32,500        733

 Funai Electric                                        16,600        2,238

 Hoya                                                  20,500        2,149

 JSR ss.                                               98,900        1,597

 KDDI ss.                                              771           3,743

 Keyence                                               7,600         1,599

 Kirin Brewery                                         129,000       1,114

 Kyocera ss.                                           26,000        1,829

 Marui ss.                                             113,300       1,424

 Matsui Securities ss.                                 34,300        861

 Mitsubishi ss.                                        377,000       4,075

 Mitsubishi Estate ss.                                 148,000       1,544

 Mitsui Fudosan ss.                                    383,000       3,983

 Mitsui Trust                                          238,000       1,501

 NEC ss.                                               389,000       2,326

 Nidec ss.                                             9,700         981

 Nissan Motor ss.                                      276,500       3,011

 Nomura                                                346,000       4,443

 NTT DoCoMo ss.                                        533           904

 Oji Paper ss.                                         193,000       1,091

 Orix ss.                                              20,400        2,092

 Rohm                                                  20,500        2,061

 Sammy ss.                                             18,800        921

 Secom                                                 106,500       3,702

 Seven-Eleven Japan                                    110,000       3,144

 Shin-Etsu Chemical ss.                                78,000        2,803

 SMC                                                   11,800        1,130

 Softbank ss.                                          47,200        2,189

 Sumitomo Metal Industries ss.                         651,000       774

 Sumitomo Mitsui Financial ss.                         719           4,111

 Suzuki Motor ss.                                      114,000       1,865

 T&D Holdings *                                        32,600        1,426

 Takefuji                                              17,600        1,126

 Teijin ss.                                            335,000       1,198

 Toyota Motor                                          95,900        3,673

 Trend Micro ss.                                       29,000        1,247

 UFJ *                                                 278           1,218

 Uniden                                                73,000        1,534

 USS                                                   9,440         712

 Yamanouchi Pharmaceutical ss.                         78,300        2,530

 Yamato Transport ss.                                  83,000        1,143

 Total Japan (Cost $95,049)                                          101,306

 KAZAKHSTAN  0.4%
 Common Stocks  0.4%
 PetroKazakhstan (USD)                                 57,258        1,962

 Total Kazakhstan (Cost $1,567)                                      1,962

 MALAYSIA  0.3%
 Common Stocks  0.3%
 Astro All Asia (Ordinary shares) *                    794,100       1,020

 Astro All Asia (Regulation S shares) *                345,000       443

 Total Malaysia (Cost $1,314)                                        1,463

 MEXICO  2.1%
 Common Stocks  2.1%
 America Movil ADR, Series L (USD)                     72,000        2,810

 Grupo Modelo, Series C                                727,000       1,769

 Grupo Televisa ADR (USD)                              36,400        1,919

 Wal-Mart de Mexico, Series V ss.                      1,015,626     3,449

 Total Mexico (Cost $7,472)                                          9,947

 NETHERLANDS  4.1%
 Common Stocks  4.1%
 Akzo Nobel                                            7,184         254

 ASML Holding * ss.                                    169,100       2,175

 Fortis (Unified shares) ss.                           36,160        859

 ING Groep GDS                                         190,000       4,794

 Koninklijke Numico *                                  90,227        2,873

 Philips Electronics                                   137,437       3,147

 Reed Elsevier                                         52,800        680

 Royal Dutch Petroleum                                 29,390        1,514

 Royal KPN                                             290,900       2,178

 STMicroelectronics                                    61,110        1,053

 Total Netherlands (Cost $14,618)                                    19,527

 NORWAY  0.3%
 Common Stocks  0.3%
 Orkla, Series A                                       45,020        1,244

 Total Norway (Cost $572)                                            1,244

 RUSSIA  1.1%
 Common Stocks  1.1%
 AO VimpelCom ADR (USD) *                              13,900        1,512

 JSC MMC Norilsk Nickel ADR (USD)                      29,800        1,878

 Lukoil ADR, 144A (USD)                                14,220        1,770

 Total Russia (Cost $3,858)                                          5,160

 SINGAPORE  0.7%
 Common Stocks  0.7%
 United Overseas Bank                                  435,424       3,542

 Total Singapore (Cost $2,612)                                       3,542

 SOUTH KOREA  1.7%
 Common Stocks  1.7%
 Hyundai Motor GDR, 144A (USD)                         68,600        1,572

 Kookmin Bank *                                        34,670        1,098

 Samsung Electronics                                   8,056         3,204

 South Korea Telecom                                   12,920        1,969

 Total South Korea (Cost $5,268)                                     7,843

 SPAIN  4.3%
 Common Stocks  4.3%
 Banco Bilbao Vizcaya Argentaria ss.                   324,446       4,464

 Banco Santander Central Hispano                       300,135       2,929

 Endesa ss.                                            101,500       1,932

 Gas Natural ss.                                       82,920        2,049

 Inditex ss.                                           97,000        2,397

 Repsol                                                81,252        1,784

 Telefonica                                            226,709       3,392

 Telefonica ADR (USD)                                  28,381        1,277

 Total Spain (Cost $15,673)                                          20,224

 SWEDEN  2.7%
 Common Stocks  2.7%
 Hennes & Mauritz, Series B                            114,810       3,159

 LM Ericsson, Series B *                               476,309       1,477

 Sandvik, Series A                                     7,720         266

 Securitas, Series B                                   383,852       5,110

 Tele2, Series B ss.                                   69,800        2,596

 Total Sweden (Cost $12,124)                                         12,608

 SWITZERLAND  6.1%
 Common Stocks  6.1%
 Adecco                                                111,820       5,559

 Credit Suisse Group *                                 132,500       4,233

 Nestle                                                33,761        7,742

 Roche Holding                                         26,400        2,730

 UBS                                                   119,788       8,442

 Total Switzerland (Cost $20,126)                                    28,706

 TAIWAN  0.3%
 Common Stocks  0.3%
 China Trust Finance *                                 48,193        52

 Taiwan Semiconductor Manufacturing                    1,245,111     1,587

 Total Taiwan (Cost $1,847)                                          1,639

 UNITED KINGDOM  22.3%
 Common Stocks  22.3%
 Abbey National                                        70,319        713

 AstraZeneca                                           139,614       5,723

 Autonomy *                                            54,904        188

 British Sky Broadcasting                              177,450       1,539

 Cadbury Schweppes                                     113,517       873

 Capita                                                114,500       682

 Carnival                                              21,437        1,054

 Centrica                                              470,900       2,139

 Compass                                               1,133,380     4,522

 David S. Smith                                        192,000       518

 Diageo                                                231,289       2,888

 Electrocomponents                                     278,440       1,567

 GlaxoSmithKline                                       706,898       15,236

 Hays                                                  1,050,393     2,523

 Hilton Group                                          171,000       856

 Kesa Electricals                                      163,781       839

 Kingfisher ss.                                        1,191,944     6,649

 MFI Furniture Group                                   576,100       1,100

 Reed Elsevier                                         499,910       4,388

 Rio Tinto                                             145,185       3,904

 Royal Bank of Scotland                                401,616       11,600

 Shell Transport & Trading                             1,029,249     7,553

 Standard Chartered                                    87,500        1,502

 Tesco                                                 598,390       3,089

 Tomkins                                               450,572       2,161

 Unilever N.V.                                         347,075       2,825

 United Business Media                                 180,663       1,526

 Vodafone                                              4,665,734     11,167

 William Morrison Supermarkets                         524,600       1,827

 WPP Group                                             429,380       3,998

 Total United Kingdom (Cost $93,183)                                 105,149

 SHORT-TERM INVESTMENTS  3.3%
 Money Market Funds  3.3%
 T. Rowe Price Reserve Investment Fund, 1.68% #        15,415,494    15,415

 Total Short-Term Investments (Cost $15,415)                         15,415

 SECURITIES LENDING COLLATERAL  15.4%
                        Money Market Pooled Account 15.4%

 Investment in money market pooled account managed byJP
 Morgan Chase Bank, London, 1.75% #                    72,698,025    72,698

 Total Securities Lending Collateral (Cost $72,698)                  72,698

 Total Investments in Securities
 115.5% of Net Assets (Cost $459,922)                  $             545,460


 (1)  Denominated in currency of country of incorporation unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ss. All or a portion of this security is on loan at September 30, 2004 -
      See Note 2
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $4,506 and represents 1.0% of net assets
 ADR  American Depository Receipts
 GDR  Global Depository Receipts
 GDS  Global Depository Shares
 HKD  Hong Kong dollar
 USD  U.S. dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Stock Portfolio
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2004, the value of loaned securities was $69,926,000; aggregate collateral consisted of $72,698,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES
At September 30, 2004, the cost of investments for federal income tax purposes was $459,922,000. Net unrealized gain aggregated $85,543,000 at period-end, of which $102,705,000 related to appreciated investments and $17,162,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Series, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004